Loans and other borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Summary of Key Components of External Gross Debt

The table below shows the key components of external gross debt and of the increase of £2,195m this year.

	At 1 April 2017 £m	Issuance/ (maturities) £m	Fair value movements £m	Foreign exchange £m	Transfer to within one year £m	Accrued interest movements £m	At 31 March 2018 £m

Debt due within one year[a]	2,632	(1,401)	(18)	(95)	1,163	–	2,281
Debt due after one year	10,081	3,760	(60)	(440)	(1,347)	–	11,994
Cash flows from Derivatives related to net debt	–	(188)	–	–	188	–	–
Overdrafts	–	4	–	–	(4)	–	–
Impact of cross-currency swaps[b]	(1,419)	–	–	545	–	–	(874)
Removal of the accrued interest and fair value adjustments[c]	(314)	–	78	–	–	10	(226)
External gross debt	10,980	2,175	–	10	–	10	13,175

[a] Including accrued interest and bank overdrafts.

[b] Translation of debt balances at swap rates where hedged by cross currency swaps.

[c] Removal of accrued interest applied to reflect the effective interest rate method and removal of fair value adjustments.

Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt

The table below gives the details of the listed bonds and other debt.

At 31 March	2018 £m	2017 £m	2016 £m

1.625% US$600m bond due June 2016[a]	–	–	419
8.50% £678m bond due December 2016 (minimum 7.50%b)	–	–	696
3.5% €500m bond due February 2017[a]	–	–	398
1.25% US$500m bond due February 2017[a]	–	–	348
6.625% £500m bond due June 2017[a]	–	526	525
5.95% US$1,100m bond due January 2018[a]	–	891	775
3.25% €600m bond due August 2018[a]	541	539	510
2.35% US$800m bond due February 2019[a]	572	642	558
4.38% £450m bond due March 2019	455	460	464
1.125% €1,000m bond due June 2019[a]	883	863	800
8.625% £300m bond due March 2020	300	300	300
0.625% €1,500m bond due March 2021[a]	1,309	1,282	1,190
0.5% €575m bond due June 2022[a]	502	–	–
1.125% €1,100m bond due March 2023[a]	961	942	873
1% €575m bond due June 2024[a]	506	–	–
1% €1,100m bond due November 2024[a]	959	–	–
3.50% £250m index linked bond due April 2025	419	403	396
1.75% €1,300m bond due March 2026[a]	1,137	1,113	1,032
1.5% €1,150m bond due June 2027[a]	1,009	–	–
5.75% £600m bond due December 2028	721	731	741
9.125% US$2,670m bond due December 2030[a] (minimum 8.625%b)	1,943	2,191	1,910
3.125% £500m bond due November 2031	502	–	–
6.375% £500m bond due June 2037[a]	522	522	522
3.625% £250m bond due November 2047	250	–	–
Total listed bonds	13,491	11,405	12,457
Finance leases	223	229	233
LIBOR + 0.95% £438m Syndicated loan facilities due April 2016	–	–	438
2.21% £350m bank loan due December 2017	–	352	354
Acquisition facility	–	–	181
Other loans	532	710	561
Bank overdrafts (note 22)	29	17	537
Amounts due to ultimate company[c]	1,061	1,183	1,024
Total other loans and borrowings	1,622	2,262	3,095
Total loans and borrowings	15,336	13,896	15,785

[a] Designated in a cash flow hedge relationship.

[b] The interest rate payable on this bond attracts an additional 0.25% for a downgrade by one credit rating by either Moody’s or S&P to the group’s senior unsecured debt below A3/A–respectively. In addition, if Moody’s or S&P subsequently increase the ratings then the interest rate will be decreased by 0.25% for each rating category upgrade by each rating agency. In no event will the interest rate be reduced below the minimum rate reflected in the above table.

[c] Amounts due to ultimate parent company are denominated in Sterling and incur a floating rate of interest based on LIBOR.

Summary of Loans and Other Borrowings

Loans and other borrowings are analysed as follows:

At 31 March	2018 £m	2017 £m	2016 £m

Current liabilities
Listed bonds	1,702	1,539	2,013
Finance leases	18	15	8
Bank loans	–	352	–
Syndicated loan facilities	–	–	619
Other loans and bank overdrafts[a]	561	726	1,096
Amounts due to ultimate parent company	17	159	20
Total current liabilities	2,298	2,791	3,756
Non-current liabilities
Listed bonds	11,789	9,866	10,444
Finance leases	205	214	225
Bank loans	–	–	354
Other loans	–	1	2
Amounts due to ultimate parent company	1,044	1,024	1,004
Total non-current liabilities	13,038	11,105	12,029
Total	15,336	13,896	15,785

[a] Includes collateral received on swaps of £525m (2016/17: £702m, 2015/16: £553m).

Summary of Principal Repayments of Loans and Other Borrowings

The principal repayments of loans and borrowings at hedged rates amounted to £14,219m (2016/17: £12,138m, 2015/16: £14,756m) and repayments fall due as follows:

	2018			2017			2016
At 31 March	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m

Within one year, or on demand	2,289	(308)	1,981	2,791	(523)	2,268	3,756	(252)	3,504
Between one and two years	1,192	(66)	1,126	1,614	(197)	1,417	1,632	(216)	1,416
Between two and three years	1,332	(154)	1,178	1,166	(43)	1,123	1,488	(72)	1,416
Between three and four years	18	–	18	1,295	(121)	1,174	1,103	18	1,121
Between four and five years	1,489	(111)	1,378	12	–	12	1,199	(26)	1,173
After five years	8,943	(405)	8,538	6,868	(724)	6,144	6,428	(302)	6,126
Total due for repayment after more than one year	12,974	(736)	12,238	10,955	(1,085)	9,870	11,850	(598)	11,252
Total repayments	15,263	(1,044)	14,219	13,746	(1,608)	12,138	15,606	(850)	14,756
Fair value adjustments	73			150			179
Total loans and other borrowings	15,336			13,896			15,785

Summary of Obligations Under Finance Leases

Obligations under finance leases are analysed as follows:

	2018	2017	2016	2018	2017	2016
	Minimum lease payments			Repayment of outstanding lease obligations
At 31 March		£m	£m		£m	£m

Amounts payable under finance leases:
Due within one year	33	29	13	18	14	8
Between two to five years	122	102	105	71	50	51
After five years	193	237	265	130	165	174
	348	368	383	219	229	233
Less: future finance charges	(129)	(139)	(150)	–	–	–
Fair value adjustments for purchase price adjustment	4	–	–	4	–	–
Total finance lease obligations	223	229	233	223	229	233